Principal Accounting Policies - Summary of Estimated Useful Lives of Intangible Assets (Detail) - Computer Software [Member]	12 Months Ended
Dec. 31, 2017
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	2 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	5 years